UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

 (Address of principal executive offices)

OCM Mutual Fund
Attn: Greg Orrell
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2014 through June 30, 2015

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
SPDR GOLD TRUST	GLD	78463V107	7/18/2014	1. Approve amendments to the trust indenture	Company	Yes	For	For
that change the manner in which ordinary fees
and expenses of the trust are paid such that
in return for a payment to the sponsor of 0.40%
per year of the daily NAV of the trust, the
sponsor will be responsible for all other
ordinary fees and expenses of the trust; 2. To
approve the amendment to section 3.08 of the
trust indenture to permit the sponsor to
compensate affiliates for providing marketing
and other services to the trust.

AMARILLO GOLD	AGC CN	02301T959	7/18/2014	1. Set number of directors at 5; 2. Elect	Company	Yes	For	For
directors; 3. Appoint MNP LLP as auditors of
the company, authorize directors to fix their
remuneration; 4. Approve ordinary
resolution approving company's incentive
stock option Plan, which shall be limited to
10% of the issued shares of the company at
the time of any granting of options.

B2GOLD	BTO CN	11777Q951	9/12/2014	1. Resolution approving the issuance of	Company	Yes	For	For
shares of B2Gold Corp in connection with
the acquisition of all of the issued and
outstanding shares of Papillon Resources
limited under an Australian scheme of
arrangement.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
ROYAL GOLD	RGLD	780287108	11/14/2014	1. Elect directors; 2. Ratify appointment of	Company	Yes	For	For
				Ernst & Young LLP as auditors for fiscal year
				ending June 30, 2015; 3. Proposal to approve
				the advisory resolution relating to executive
				compensation.

NEWMONT MINING	NEM	651639106	4/22/2015	1. Elect directors; 2. Approve appointment	Company	Yes	For	For
				of independent accounting firm; 3. Approve
				named executive officer compensation.

ELDORADO GOLD	EGO	284902103	4/30/2015	1. Elect directors; 2. Appoint KPMG, LLP as	Company	Yes	For	For
				auditors; 3. Authorize directors to set auditor's
				pay.

GOLDCORP	GG	380956409	4/30/2015	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Res. Approving repeal of By-Law 3 and No. 4 to
				be replaced by an amended by-law no. 4; 4. Res.
				approving amendments to the restricted share
				plan; 5. Non binding res. Re: executive compen-
				sation.

YAMANA GOLD	AUY	98462Y100	4/30/2015	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors; 3A. Resolution proposing changes to
				banking and signing authorities and updates to the
				advance notice requirements; 3B. Res. Proposing
				a forum selection provision requiring certain
				disputes to be litigated in Ontario.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
AGNICO EAGLE	AEM	008474108	5/12/2015	1. Elect directors; 2. Appoint Ernst & Young as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. Res.
				approving amendment to company's incentive
				share purchase plan; 4. Res. Approving
				amendment to stock option plan; 5. Non-binding
				res. Re: executive compensation.

RANDGOLD	GOLD	752344309	5/4/2015	1. Receive audited financial statement;	Company	Yes	For	For
				2. Declare a final dividend of $0.60 per share
				year ended 12/31/2014; 3. Approve director's
				remuneration report for year 12/31/2014;
				4. Approve director's remuneration policy;
				5-14. Elect directors; 15. Re-appoint BDO, LLP as
				auditors; 16. Authorize directors to set
				remuneration for the auditors; 17. Authority to
				allot shares and grant rights to subscribe for, or
				convert any security into shares; 18. Awards of
				ordinary shares to non-executive directors;
				19. Award of ordinary shares to senior independent
				director; 20. Award ordinary shares to the
				Chairman; 21. Authority to disapply preemption
				rights; 22. Authority for the company to purchase
				its own ordinary shares.

AURICO GOLD	AUQ	05155C105	5/7/2015	1. Elect directors; 2. Appoint KMPG LLP as	Company	Yes	For 1, 2	For 1,2
				auditors, directors to fix remuneration;			Against 3,4	Against 3,4
				3. Resolution approving amendments to the
				company's 2014 ESPP., the unallocated shares

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
AURICO GOLD (cont)				under the 2014 ESPP be re-approved by the
				shareholders; 2014 ESPP may be amended
				in order to satisfy requirements or requests
				by any regulatory authority without further
				approval of shareholders of company;
				4. Resolution re: executive compensation.

KINROSS GOLD	KGC	496902404	5/6/2015	1. Elect directors; 2. Appoint KPMG, LLC as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. If
				appropriate, pass resolution re: executive compen-
				sation; 4. Reconfirm shareholder right's plan;
				5. Approve amendments to the Articles of the
				Company; 6. Approve if deemed appropriate
				amendments to the By-Laws of the Company.

WESDOME GOLD	WDO CN	95083R951	5/6/2015	1. Elect directors; 2. Appoint Grant Thornton LLP	Company	Yes	For	For
				as auditors, audit committee to fix remuneration.

ANGLOGOLD	AU	035128206	5/6/2015	1. Re-appoint Ernst & Young as auditors; 2. A-C	Company	Yes	For	For
				Election of directors; 3. A-C Re-elect directors;
				4. B-F Elect Audit & Risk Committee members;
				5. General authority to directors to allot and
				issue ordinary shares; 6A. Amend Anglogold's
				share incentive scheme and increase the limit
				of ordinary shares; 6B. Amend share incentive
				scheme limit of ordinary shares; 7. Non binding
				advisory endorsement re: remuneration policy;
				8. Approval of non-executive directors remuneration
				for their services; 9. Special resolution no. 2
				general authority to directors to issue shares for
				cash; 10. Special res. No. 3 General authority to
				acquire company's own shares; Res. 4 approval
				for the company to grant financial assistance

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
ANGLOGOLD (cont)				re: sections 44 and 45 of the company's Act;
				12. Res. No. 5. Amendment to the company's
				memorandum of incorporation (MOI).

FRANCO-NEVADA	FNV	351858105	5/6/2015	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix remuner-
				ation; 3. Approval of amendment to by-laws
				requiring advance notice of director nominees
				from shareholders; 4. Approval of amendment to
				by-laws to increase the Quorum required for a
				shareholder meeting; 5. Acceptance re: executive
				compensation.

DUNDEE PRECIOUS	DPM CN	265269951	5/7/2015	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
METALS				coopers LLC as auditors, directors to fix
				remuneration; 3. If appropriate, pass a non-
				binding resolution accepting corporation's
				approach to executive compensation.

SILVER STANDARD	SSRI	82823L106	5/13/2015	1. Set number of directors at eight; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Pricewaterhousecoopers LLP
				as auditors, directors to fix remuneration;
				4. Resolution re: Shareholder Rights Plan,
				reconfirmed and ratified.

SILVER WHEATON	SLW CN	828336958	5/21/2015	A. Elect directors; B. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				C. Non binding resolution re: executive compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
SIBANYE GOLD	SBGL	825724206	5/12/2015	Received past deadline		No

ARGONAUT GOLD	AR CN	04016A952	5/5/2015	1. Elect directors; 2. Appoint Pricewaterhouse-	Company 1,2,3	Yes	For 1,2,3,4,5	For 1,2,3,4,5
				coopers LLP as auditors, directors to fix	Shareholder		Against	Against
				remuneration; 3. Adopt shareholder Rights Plan;	4,5,6,7,8		6,7,8	6,7,8
				4. Shareholder proposal re: "say on pay" re:
				executive compensation; 5. Shareholder
				proposal Re: minimum share ownership for
				CEO; 6. Shareholder proposal re: disclosure of
				KPIS to assess performance -based portion of CEO
				compensation; 7. Shareholder proposal No. 4--
				The dilution safeguard proposal; 8. Shareholder
				proposal No. 5 - Rechtsstaat standards for
				international investments.

TAHOE RESOURCES	THO CN	873868954	5/8/2015	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors.

IAMGOLD	IAG	450913108	5/11/2015	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Resolved that shareholders accept the
				approach to executive compensation.

SUTTER GOLD	SGM CN	86944A956	6/2/2015	1. Set number of directors at five; 2. Elect	Company	Yes	For 1,2,3	For 1,2,3
				directors; 3. Appoint Devisser Gray LLP as			Against 4	Against 4
				auditor, directors to fix remuneration; 4. Confirm
				company's stock option plan.

ALAMOS GOLD	AGI	011527108	6/3/2015	1. Set number of directors at six; 2. Appoint	Company	Yes	For	For
				Ernst & Young as auditors, directors to fix
				remuneration; 4. No changes to the stock option
				plan, Company has the ability to grant option
				until June 3, 2018.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes cast for or against Mgt
ALACER GOLD	ASR CN	010679959	6/10/2015	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers as auditors; 3. Advisory resolution on
				the corporation's approach to executive
				compensation.

B2GOLD	BTO CN	11777Q951	6/10/2015	1. Set number of directors at 8; 2. Elect	Company	Yes	For 1,2,3,4	For 1,2,3,4
				directors; 3. Appoint Pricewaterhousecoopers			Against 5	Against 5
				LLP as auditors, directors to fix remuneration;
				4. Approve option plan; 5. Approve RSU Plan
				resolution.

ENDEAVOUR	EDV CN	G3040R950	6/18/2015	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Approve amended and restated stock option
				plan.

KLONDEX MINES	KDX CN	498696595	6/17/2015	1. Set number of directors at 8; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Pricewaterhousecoopers
				LLP as auditors, directors to fix remuneration.

Aurico Gold	AUQ	05155C105	6/24/2015	1. Approve special resolution agreement between	Company	Yes	For	For
				Aurico Gold and Alamos Gold; 2. Approve
				ordinary resolution re: long term incentive plan
				and employee share purchase plan of Aurico
				Metals.

Alamos Gold	AGI	011527108	6/24/2015	1. Approve a special resolution approving the	Company	Yes	For	For
				continuance of Alamos Gold under the Business
				Corporations Act (British Columbia); 2. Resolution
				approving the arrangement agreement between
				Aurico Gold and Alamos Gold; 3. Res. Approving
				long term incentive plan and employee purchase
				plan of Aurico Metals.

MAG SILVER	MAG CN	55903Q955	6/22/2015	Did not receive proxy material, did not vote		No

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell
Gregory M. Orrell
President
July 24, 2015